Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flow from operating activities
Net loss	$ (7,661)	$ (5,191)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	18	118
Stock-based compensation expense	1,007	417
Interest income from short-term deposits	(215)	0
Amortization of discount on marketable securities	(71)	(4)
Loss (gain) from realization of marketable securities	(9)	5
Changes in operating assets and liabilities:
Decrease (increase) in other accounts receivable	(487)	(213)
Increase in trade payables	764	70
Increase (decrease) in other accounts payable	(349)	424
Decrease in deferred revenue	0	(538)
Net cash used in operating activities	(7,003)	(4,912)
Cash flow from investing activities
Purchase of property and equipment	(4)	(1)
Investment in available for sale securities	(68,717)	(85,174)
Investment in short-term deposits	(9,000)	0
Consideration from sale of available for sale securities	86,248	3,173
Net cash provided in (used in) investing activities	8,527	(82,002)
Cash flow from financing activities
Issuance of ordinary shares and warrants, net of issuance costs	0	79,164
Proceeds from exercise of options	95	880
Net cash provided in financing activities	95	80,044
Increase (Decrease) in cash and cash equivalents	1,619	(6,870)
Cash and cash equivalents at the beginning of the period	24,159	13,021
Cash and cash equivalents at the end of the period	25,778	6,151
Supplemental disclosure of cash flow information:
Cash received from interest	1,057	171
Non-cash transactions:
Recognition of right-of-use asset and lease liability from adoption of ASU 2016-02	$ 679	$ 0